EQ Advisors TrustSM

SUPPLEMENT DATED SEPTEMBER 14, 2023 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the SAI at the Trust’s website at www.equitable-funds.com.

Effective immediately, the section entitled “Conflicts of Interest” is amended by deleting the fifth paragraph under the heading “Certain Conflicts Related to the Use of Sub-Advisers” in its entirety and replacing it with the following information:

Furthermore, the range of activities, services, and interests of a Sub-Adviser and its personnel may give rise to actual, potential and/or perceived conflicts of interest that could disadvantage the Portfolio that it sub-advises and the Portfolio’s shareholders. For example, a Sub-Adviser’s portfolio managers may manage multiple funds and accounts for multiple clients. In addition to one or more Portfolios, these funds and accounts may include, for example, other mutual funds, separate accounts, collective trusts, and offshore funds. Managing multiple funds and accounts may give rise to actual or potential conflicts of interest, including, for example, conflicts among investment strategies, conflicts in the allocation of limited investment opportunities, and conflicts in the aggregation and allocation of securities trades. In addition, a Sub-Adviser’s portfolio managers may manage or advise funds or accounts with different fee rates and/or fee structures, including performance-based fee arrangements. Differences in fee arrangements may create an incentive for a portfolio manager to favor higher-fee funds or accounts.

In addition, a Sub-Adviser or its affiliates or an officer, director, shareholder or employee (including a Sub-Adviser’s portfolio managers) or any member of their families may or may not have an interest (including personal investments, either directly through personal investment accounts or indirectly through funds and accounts managed by the Sub-Adviser) in the securities or other instruments whose purchase or sale the Sub-Adviser recommends to a Portfolio that it sub-advises. A Sub-Adviser or its affiliates or an officer, director, shareholder or employee (including a Sub-Adviser’s portfolio managers) or any member of their families also may take actions different from those recommended to a Portfolio by the Sub-Adviser with respect to the same securities or other instruments. Moreover, a Sub-Adviser may refrain from, or may be precluded from, rendering advice or services concerning securities of companies of which any of its (or its affiliates’ or significant shareholders’) officers, directors or employees (including a Sub-Adviser’s portfolio managers) are officers or directors, or companies as to which the Sub-Adviser or any of its affiliates or significant shareholders or their respective officers, directors or employees (including a Sub-Adviser’s portfolio managers) have a substantial economic interest or possess confidential or material non-public information. To the extent a Sub-Adviser’s policies and procedures prohibit a client account (e.g., a Portfolio) from trading in certain securities or other instruments during certain periods of time (e.g., “black-out periods”), the account could be negatively impacted and the account’s performance may not be what it would have been if the account was permitted to engage in such transactions. In addition, in the event that any of a Sub-Adviser’s officers, directors or employees (including a Sub-Adviser’s portfolio managers) are officers or directors of another company, they have fiduciary and other obligations to both such entities and/or their clients that could give rise to a potentially conflicting division of loyalties and/or responsibilities. In such a situation, if the Sub-Adviser recommends the purchase or sale of the securities or other instruments of such other company to a Portfolio that it sub-advises, the conflict of interest could have an adverse effect on the Portfolio and could benefit such officer, director or employee, the Sub-Adviser, and/or the other company.

Each Sub-Adviser has adopted practices, policies and procedures that are intended to identify, monitor, and mitigate conflicts of interest. There is no assurance, however, that a Sub-Adviser’s practices, policies and procedures will be effective, and a Sub-Adviser’s practices, policies and procedures also may limit the investment activities of the Portfolio that it sub-advises and affect the Portfolio’s performance. A Sub-Adviser and/or its affiliates also may derive ancillary benefits from providing investment sub-advisory services to a Portfolio, and providing such services to a Portfolio may enhance the Sub-Adviser’s and/or its affiliates’ relationships with various parties, facilitate additional business development, and enable the Sub-Adviser and/or its affiliates to obtain additional business and generate additional revenue. Please see Appendix B for a further discussion of Sub-Adviser conflicts of interest.

Effective immediately, “Appendix B – Portfolio Manager Information” is amended by deleting the four paragraphs under the heading “HORIZON KINETICS ASSET MANAGEMENT LLC – Description of any Material Conflicts” in their entirety and replacing them with the following information:

As an investment adviser, Horizon Kinetics Asset Management LLC (“HKAM”) has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. Accordingly, HKAM has adopted policies and procedures reasonably designed to ensure compliance with applicable securities regulations.

As it relates to employee trading, the Firm has adopted a Code of Ethics (the “Code”), which, among other things, governs the manner in which employees may engage in personal securities transactions. In general, such transactions may raise a potential conflict of interest when an employee trades in a security that is also being traded in client accounts or which is the subject of a research report being generated by the Firm. In such instances, the Firm may restrict or limit the amount of shares that employees may trade. The Firm utilizes My Compliance Office, enterprise grade compliance software, to ensure employee trades are made consistent with the procedures in the Code.

The Firm manages a variety of investment products and strategies. In general, Firm’s investment professionals have day-to-day responsibility for managing multiple types of pooled products and accounts, some of which may charge a performance or incentive fee while others may not. Moreover, many funds and accounts may employ common investment objectives and strategies. As a result, conflicts of interest may arise. The Firm has thus adopted policies and procedures designed to ensure that all clients are fairly and equitably allocated investment opportunities regardless of fee structure and that trades in the same security for multiple funds or accounts are allocated and aggregated in a fair and equitable (generally pro rata) manner.

In addition to providing investment advisory services, the Firm authors research reports and makes such reports available on a subscription basis to institutional clients. As these situations may present conflicts of interest, the Firm has adopted policies and procedures, which generally restrict or limit trading in employee, proprietary and client accounts during certain periods of time. To the extent an account is prohibited from trading in certain securities, the performance may not be what it would have been if the account was permitted to engage in such transactions.

Furthermore, the Firm and its management persons have relationships or arrangements that may be material to the Firm’s advisory business or to investors in the products and accounts managed by the Firm and that present potential or actual conflicts of interest. Murray Stahl, the lead portfolio manager for an allocated portion of the 1290 VT Small Cap Value Portfolio (the “Portfolio”) that is sub-advised by the Firm, is Chief Executive Officer, Chief Investment Officer and Chairman of the Board of the Firm and, among other outside directorships, is a member of the Board of Directors of Texas Pacific Land Corporation (“TPL”), a public company whose shares trade on the New York Stock Exchange. TPL is a significant portfolio holding in many of the advisory accounts managed by the Firm, including the Portfolio. In his roles as Chief Executive Officer, Chief Investment Officer, Chairman of the Board and a portfolio manager of the Firm and as a member of the Board of Directors of TPL, Mr. Stahl has fiduciary and other obligations to both such entities and/or their clients, and may come into possession of information (including confidential or material non-public information regarding TPL securities), that could give rise to a potentially conflicting division of loyalties and/or responsibilities, which could have an adverse effect on the Portfolio and could benefit Mr. Stahl, the Firm and/or TPL. In addition, Mr. Stahl has substantial personal investments in TPL stock – either directly through personal investment accounts or indirectly through products and accounts managed by the Firm. As these situations may present conflicts of interest, in such instances where an investment professional (such as a portfolio manager) of the Firm is a member of the board of directors or a member of an advisory board of a company that is held as an investment in any of the products or accounts managed by the Firm, the Firm’s Code requires that the investment professional abide by specific policies and procedures to ensure that transactions in the subject company are not made using material non-public information that was acquired as a result of the investment professional’s role as a member of the board of directors or a member of the advisory board of such company. Such policies and procedures also include, but are not limited to, requiring another portfolio manager who does not have material non-public information regarding the subject company’s securities to make trading decisions in the subject company’s securities for accounts managed by the investment professional (including the investment professional’s personal accounts). In addition, as discussed above, to the extent the Firm’s policies and procedures prohibit a client account (e.g., the Portfolio) from trading in certain securities (e.g., TPL stock) during certain periods of time, the account could be negatively impacted and the account’s performance may not be what it would have been if the account was permitted to engage in such transactions. Furthermore, Firm personnel in addition to Mr. Stahl, including personnel who are or may be involved in the management of the Portfolio and other advisory accounts managed by the Firm, have personal investments in TPL stock, and these personal investments present potential or actual conflicts of interest. As discussed above, the Firm’s Code governs the manner in which employees may engage in personal securities transactions.